Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 35,215	$ 53,164	$ 49,189
Balance	31,806	49,189	35,215
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	25,261	31,597	30,525
Balance	23,985	30,525	25,261
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	9,954	21,567	18,664
Balance	7,821	18,664	9,954
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	118,008	131,055	131,222
Effect of foreign exchange	1,083	(283)	(1,088)
Additions		450
Write off			(12,126)
Balance	119,091	131,222	118,008
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	84,828	97,875	98,042
Effect of foreign exchange	1,083	(283)	(1,088)
Additions		450
Write off			(12,126)
Balance	85,911	98,042	84,828
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	33,180	33,180	33,180
Effect of foreign exchange
Additions
Write off
Balance	33,180	33,180	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	82,793	77,891	82,033
Effect of foreign exchange	1,037	(268)	(912)
Write off			(12,126)
Charge for the period	3,455	4,410	13,798
Balance	87,285	82,033	82,793
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	59,567	66,278	67,517
Effect of foreign exchange	1,037	(268)	(912)
Write off			(12,126)
Charge for the period	1,322	1,507	5,088
Balance	61,926	67,517	59,567
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	23,226	11,613	14,516
Effect of foreign exchange
Write off
Charge for the period	2,133	2,903	8,710
Balance	$ 25,359	$ 14,516	$ 23,226